Equity-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Equity-Based Compensation
13.	Equity-Based Compensation

The total compensation expense recognized for common share options, time-based RSU awards and common unit appreciation rights during the years ended December 31, 2022, 2021 and 2020 was $10,821, $6,441 and $3,718, respectively. This includes G&A expenses of $5,197 and other expense of $5,624 in 2022, $3,257 of G&A expenses and $3,184 in other expense in 2021 and $3,718 of G&A expenses in 2020.

Options to purchase common units of NuScale LLC under the Fourth Amended and Restated 2011 Equity Incentive Plan of NuScale LLC (the “Legacy Plan”) were granted, before completion of the Transaction, at an exercise price equal to the fair value of the NuScale LLC units at the date of grant. In connection with the Transaction, all outstanding options to purchase NuScale LLC units converted into options to purchase 14,742,933 shares of NuScale Corp Class A common stock with no change to the remaining vesting schedule. Shares underlying those options, and an additional 17,760,961 shares of Class A common stock issuable under the Company’s 2022 long-term incentive plan (“2022 LTIP”), were registered on a registration statement on Form S-8, filed with the SEC on July 5, 2022. Except with respect to equity awards outstanding as of the completion of the Transaction, the Legacy Plan terminated on May 2, 2022, and no further equity awards will be made, or have been made since, under the Legacy Plan.

Unit options granted became exercisable 25% after one year of service and on a monthly basis over three years of service thereafter. In February 2014, the Board of Managers of NuScale LLC approved amendments to NuScale LLC’s “Amended and Restated Equity Incentive Plan” and unit option agreements. The amendments generally allowed terminated and retiring employees with over five years of service to NuScale LLC an extended period of time, up to the expiration of the option, during which to exercise their fully vested options when employment ceases.

Under the Company’s 2022 LTIP there have been no options granted but there were two director RSU awards and an employee RSU award. The vesting schedule differed for each award and is explained further under Time-based RSUs below. Further, in February 2023, the Board of Directors approved an additional 1,835,016 employee RSU awards that vest one-third annually starting in February 2024 for a period of three years.

Effective January 1, 2023, the share pool was automatically increased by 8,972,128, which is the number of shares of Class A common stock equal to four percent (4%) of the aggregate number of shares of Class A common stock and Class B common stock outstanding on December 31, 2022, excluding any such outstanding shares of Class A common stock that were granted under the 2022 long-term incentive plan and remain unvested and subject to forfeiture as of December 31, 2022.

Stock Options

The following table summarizes the stock options activity relating to the Legacy Plan of NuScale LLC (historical NuScale LLC units and weighted average exercise price were adjusted using the exchange ratio) as of and for the period ended December 31, 2022:

		Weighted Average	Aggregate
Share Options	Number of Shares	Exercise Price	Intrinsic Value
Outstanding at December 31, 2021	15,393,670	$3.64	$101,906
Granted	208,013	$9.53	$—
Exercised	(3,197,310)	$2.24	$25,642
Forfeited	(63,012)	$6.70	$—
Expired	(116,578)	$2.40	$—
Outstanding at December 31, 2022	12,224,783	$4.09	$75,427
Exercisable at December 31, 2022	10,795,243	$3.73	$70,493
Vested at December 31, 2022	12,224,783	$4.09	$75,427

The total fair value of options that vested during 2022, 2021 and 2020 was $3,986, $6,291 and $3,673, respectively. The weighted average remaining contractual term for all options outstanding at December 31, 2022 was 5.4 years and the remaining weighted average contractual term of options exercisable was 5.0 years.

The weighted-average grant date fair value of options granted for the year ended December 31, 2022 and 2021 was $6.29 and $4.16, respectively. These awards were granted under the Legacy Plan and required their fair value be adjusted using the exchange ratio. Prior to the Transaction, the options had no intrinsic value. Cash received for the exercise of stock options for the years ended December 31, 2022 and 2021 totaled $7,224 and $748, respectively. Total unrecognized stock option expense as of December 31, 2022 totaled $5,985 with a weighted-average period over which it is expected to be recognized of 1.8 years.

The following assumptions were used in determining the fair value of options granted during the years ended December 31, 2022, 2021 and 2020:

	2022	2021
Risk-free interest rate	1.44%	0.62%-1.31%
Expected dividend yield	NA	NA
Expected option life	6.25 years	6.25 years
Expected price volatility	73.98%	64.60%-73.98%

Time-based RSUs

In July 2022, under the Company’s 2022 long-term incentive plan, the Board approved 2,091,282 employee time-based RSU awards that vest one-third annually starting in May 2023 for a period of three years. In addition, 39,215 and 53,920 time-based RSU awards were approved for certain members of the Board of Directors that vest quarterly over one and three years, respectively. The employee and Board time-based RSU awards had an aggregate fair value of $22,373 and $950, respectively. Total unrecognized RSU award expense as of December 31, 2022 totaled $18,656.

The February 2023 RSU award has an aggregate fair value of $18,992.

The following table summarizes the activity of our time-based RSUs as of and for the year ended, December 31, 2022:

		Weighted Average
Time-based RSUs	Number of RSUs	Grant-Date Fair Value
Outstanding at December 31, 2021	—	$—
Granted	2,184,417	10.71
Vested	(28,595)	10.20
Forfeited/Expired	(15,171)	11.82
Outstanding at December 31, 2022	2,140,651	$10.71

Common Unit Appreciation Rights

In 2013, NuScale LLC granted its Chief Executive Officer 1,000 common unit appreciation rights (“UARs”). The UARs vested one-third each year on the anniversary of the grant date. Upon exercise of a UAR, the holder would receive common units equal to the excess of the fair value of the common units over the strike price of $0.11 at the grant date multiplied by the number of rights exercised and divided by the fair value of the common unit upon exercise.

In February 2022, the NuScale LLC Board of Managers approved a $1,540 cash payment (paid during the three months ended June 30, 2022) in lieu of equity issuance related to the UARs, which triggered recognition of $1,490 of equity-based compensation expense, included in G&A expenses.